Stockholders' Equity (Inventergy Inc [Member])	9 Months Ended
Sep. 30, 2013
Inventergy Inc [Member]
Stockholders Equity
6.        Stockholders' Equity

Conversion from LLC

In January 2013, the Company’s sole member converted all then outstanding liabilities, to the member, to member contributions. In February 2013, a plan of conversion was entered into, pursuant to which the membership interest in the former LLC held by the sole member was exchanged for 5,000,000 shares of the Company’s common stock, par value $0.0001.

Common stock

The Company is authorized to issue up to 135,000,000 shares, of which 125,000,000 shares have been designated as common stock and 10,000,000 shares as preferred stock. Holders of the Company's common stock are entitled to dividends if and when declared by the Board of Directors. The holders of each share of common stock shall have the right to one vote for each share and are entitled, as a share class, to elect two directors of the Company.

Shares of common stock reserved for future issuance were as follows as of September 30, 2013:

Series A redeemable convertible preferred stock	6,176,748

Redeemable convertible preferred stock

Redeemable Convertible preferred stock as of September 30, 2013 consists of the following:

Redeemable Convertible Preferred Stock	Original Issue Price	Shares Designated	Shares Issued	Shares Outstanding	Liquidation Preference

Series A-1	$0.0100	5,000,000	5,000,000	5,000,000	$2,700,000

Series A-2	$1.6996	1,176,748	1,176,748	1,176,748	$2,000,001

As discussed in Note 5, in conjunction with the issuance of Series A-1 and Series A-2 redeemable convertible preferred stock, proceeds of $4,950,000 were received in exchange for the issuance of promissory notes payable. Total proceeds from this transaction were allocated to each instrument using the relative fair value method. Proceeds allocated to Series A-1 and Series A-2 redeemable convertible preferred stock were $3,308,874 and $1,134,016, respectively. Following the allocation of fair value, the effective conversion prices per share upon issuance of Series A-1 and Series A-2 redeemable convertible preferred stock were $0.55 and $0.96, respectively.

A complete description of the rights, preferences, privileges and restrictions of the redeemable convertible preferred stock are in the Amended Articles of Incorporation. The following is a summary of certain rights, privileges, preferences and restrictions:

Liquidation preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Preferred Stock are entitled to receive an amount equal to the sum of (i) the greater of (x) the product of (I) $0.01 in the event of Series A-1 or $1.6996 in the event of Series A-2 and (II) the number of shares of Preferred stock then held by each holder and (y) the product of (I) the fair market value of one share of Common Stock, as mutually determined by the Company and the Preferred Stock holders and (II) the number of shares of Common Stock issuable upon conversion of such Preferred Stock, and (ii) any declared accrued and unpaid dividends, prior and in preference to any distributions made to the holders of Common Stock. If the assets and funds distributed among the holders of the Preferred Stock are insufficient to permit payment to such holders of the full preferential amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Redemption

In the event of a fundamental transaction (as defined below), the holders of Preferred Stock may require the Company to redeem all or any portion of Series A-1 or Series A-2 Preferred Stock. Any shares subject to redemption shall be redeemed in cash at a price per share equal to the sum of (i) the greater of (x) the stated value and (y) the product of (1) the fair market value of one share of common stock and (2) the number of shares of common stock issuable upon conversion of each share being redeemed and (ii) and declared accrued and unpaid dividends per share being redeemed.

A fundamental transaction includes a consolidation, merger, sale, assignment, tender or exchange offer, as defined in the Certificate of Designations. Provided however, no holder of Preferred Stock may require the Company to redeem all or any portion of such Preferred Stock based on a consolidation or merger in which, upon such consolidation or merger, holders of the Company’s voting power immediately prior to such consolidation or merger are, directly or indirectly, after such consolidation or merger the holders of a majority of the voting power of the surviving entity.

Conversion

All preferred shares are convertible, into common stock at the option of the holder, at any time after the date of issuance, by dividing the conversion amount by $0.01 in the event of Series A-1 or $1.6996 in the event of Series A-2, subject to adjustment. Each share of the Series A-1 and Series A-2 Preferred Stock will automatically be converted into common stock, at the then-effective applicable conversion price, upon the earlier of i) affirmative vote of at least a majority of the Company’s outstanding common stock shares on an as converted basis held by the preferred stock holders, ii) immediately upon the closing of the sale of the Company’s Common Stock in a firm-commitment, underwritten public offering registered under the Securities Act of 1933 (as amended), which results in aggregate proceeds to the Company of at least $50,000,000 at a price per share threshold, as defined.

Anti-dilution

Holders of Series A-1 redeemable convertible preferred stock are entitled to receive certain shares of common stock if and when the Company issues or sells any shares of common stock for a consideration per share less than a certain threshold price.

Voting rights

Holders of redeemable convertible preferred stock are entitled to one vote for each share of common stock into which their shares can be converted. Holders of Series A redeemable convertible preferred stock together are entitled to appoint one director of the Company.